Treasury Shares - Additional Information (Detail)					12 Months Ended
	May 29, 2020 USD ($) $ / shares shares	May 29, 2020 CNY (¥) shares	Jul. 19, 2019 USD ($) $ / shares shares	Jul. 19, 2019 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Temporary Equity [Line Items]
Repurchase Value			$ 2,999,314	¥ 20,638,881	$ 9,991,894	¥ 69,858,199
American Depositary Shares [Member]
Temporary Equity [Line Items]
Authorized to repurchase of shares | $					$ 10,000,000
Number of Shares repurchased			431,556	431,556	1,830,072	1,830,072
Average repurchase price per ADS | $ / shares			$ 6.95		$ 5.46
American Depositary Shares [Member] | Minghuai LP And Xiehuai LP [Member]
Temporary Equity [Line Items]
Number of Shares repurchased	1,398,516	1,398,516
Average repurchase price per ADS | $ / shares	$ 5.00				$ 5.25
Repurchase Value	$ 6,992,580	¥ 49,219,318			$ 8,038,895	¥ 56,419,225
Common Class A [Member]
Temporary Equity [Line Items]
Number of Shares repurchased			863,112	863,112	3,660,144	3,660,144
Common Class A [Member] | Minghuai LP And Xiehuai LP [Member]
Temporary Equity [Line Items]
Number of Shares repurchased	2,797,032	2,797,032			3,060,130	3,060,130